Related Parties - Principal transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues, other income and interest income:
Royalties	$ 106,218	$ 111,766
Transmission rights	1,309,149	1,312,319	$ 1,516,369
Telecom services	264,753	650,197	466,957
Administrative services	226,341	220,027	73,430
Advertising	2,344,001	1,659,121	1,902,307
Interest income	271,314	540,488	685,098
Lease	419,332	529,716	412,329
Total revenues, other income and interest income	4,941,108	5,023,634	5,056,490
Costs and expenses:
Donations	15,000	30,000	30,000
Advertising	37,526	167,079	266,834
Administrative services	66,844	83,870	66,597
Interests expense		12,798
Technical services			299,192
Programming production, transmission rights and telecom	3,637,672	4,412,001	5,176,944
Total	$ 3,757,042	$ 4,705,748	$ 5,839,567